Trade receivables - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expected credit loss | Trade receivables
Disclosure of operating segments [line items]
Income statement (release) / addition for the year	SFr 9.6	SFr 12.6